Submission	Sep. 26, 2025
Submission [Line Items]
Central Index Key	0001166388
Registrant Name	VERINT SYSTEMS INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A